Tax - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax charge/(credit)
Current year	£ 993	£ 327	£ 94
Adjustments in respect of prior years	3	(50)	(200)
Total	996	277	(106)
Deferred tax charge/(credit)
Current year	(563)	157	372
Adjustments in respect of prior years	191	(102)	(37)
Total	(372)	55	335
Tax charge	624	332	229
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Tax charge	£ (624)	£ (332)	£ (229)